Concentrations (Tables)	6 Months Ended
Jun. 30, 2015
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]

	Three Months Ended June 30,				Six Months Ended June 30,
	2015		2014		2015		2014
	(in thousands, except percentages)				(in thousands, except percentages)
Customer A	$343	21%	$—	—%	$376	14%	$—	—%
Customer B	$199	12%	$25	1%	$408	15%	$25	1%
Customer C	$10	1%	$241	14%	$26	1%	$241	8%
Customer D	$4	—%	$224	13%	$23	1%	$225	7%
Customer E	$29	2%	$202	12%	$49	2%	$213	7%
Customer F	$146	9%	$182	11%	$252	9%	$279	9%